Income from operations - Audit fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audit fees [Line items]
Audit fees	€ 16.7	€ 18.4	€ 15.3
Audit-related fees	1.5	2.3	4.9
Tax fees	0.0	0.0	1.1
Other audit fees	0.0	0.0	0.0
Total audit fees	18.3	20.7	21.3
Consolidated financial statements [Member]
Audit fees [Line items]
Audit fees	12.5	13.4	9.8
Statutory financial statement [Member]
Audit fees [Line items]
Audit fees	4.2	5.0	5.5
Acquisitions and divestments [Member]
Audit fees [Line items]
Audit-related fees	0.0	0.9	3.6
Sustainability assurance [Member]
Audit fees [Line items]
Audit-related fees	0.7	0.7	0.6
Tax compliance services [Member]
Audit fees [Line items]
Tax fees	0.0	0.0	1.1
Other services [Member]
Audit fees [Line items]
Audit-related fees	0.8	0.7	0.7
Other audit fees	€ 0.0	€ 0.0	€ 0.0